Subsequent Events	12 Months Ended
Dec. 29, 2018
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company performed an evaluation of subsequent events from the consolidated balance sheets date of December 29, 2018 through March 26, 2019, the date that the consolidated financial statements were available to be issued, and has concluded that there are no events requiring recording or disclosure in the consolidated financial statements.